FINANCIAL ITEMS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Interest income from cash and cash equivalents	[1]	$ 1,600	$ 200	$ 300
Exchange rate adjustments, including gain from forward exchange rate contracts		2,700	2,800	700
Total		4,255	2,814	992
Financial expenses
Interest expenses on mortgage and bank debt	[1]	33,300	29,700	15,000
Exchange rate adjustments, including loss from forward exchange rate contracts		3,200	2,600	600
Other financial expenses		4,100	5,200	1,300
Total		40,601	37,333	16,926
Total financial items		$ (36,300)	$ (34,500)	$ (15,900)

[1]	Interest for financial assets and liabilities not at fair value through profit and loss.